Financial Instruments and Risk Management (Details) $ in Millions, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Financial Instruments and Risk Management [Line Items]
Net foreign exchange risk exposure (in Dollars)		$ 26.0		$ 9.3
Percentage of foreign exchange	10.00%	10.00%
Foreign exchange gain or loss (in Dollars)	$ 3.7		$ 1.3
Change in interest rate	1.00%	1.00%
Change in interest expenses (in Dollars)	$ 0.8
Trade receivables percentage	76.00%	76.00%	86.00%	86.00%
Interest receivables percentage	100.00%	100.00%	100.00%	100.00%
Received amount (in Dollars)	$ 5.1